Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Accrued expenses and other current liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

A summary of the Group’s accrued expenses and other current liabilities as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Payroll and employee costs	$98,093	$55,131
Operating costs	61,566	57,957
Product and commission costs	50,859	35,309
Interest payable	46,369	90,570
Indirect taxes payable	45,177	27,869
Air costs	30,459	29,929
Marketing expenses	27,473	23,991
Overhead costs	26,427	21,656
Travel protection cancellation reserve	16,184	15,047
Forward foreign currency contracts	—	24,802
Other	39,881	41,868
Total	$442,488	$424,129